Advances from FHLB and other credit facilities (Tables)	12 Months Ended
Sep. 30, 2013
Advances from FHLB and other credit facilities [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
Overnight and short term advances, maturing in less than one year, with interest at 0.38% and 0.39%	$4,560	$17,300
One year advance, maturing February 28, 2014 and July 12, 2013, with interest payable monthly at 0.27% and 0.34%	1,250	5,575

Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	9,079	9,255

Total	$19,889	$37,130

Schedule of Annual Principal Obligations to the FHLB [Table Text Block]

Year Ending September 30, (In thousands)
2014	$14,889
2015	5,000

$19,889